Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	X-SQUARE SERIES TRUST
Entity Central Index Key	0001901443
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000234742
Shareholder Report [Line Items]
Fund Name	X-SQUARE MUNICIPAL INCOME ETF
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://x2etfs.com/. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621.
Additional Information Website	https://x2etfs.com/
Expenses [Text Block]

What were the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Municipal Income ETF	$127	1.27%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Although the interest rate environment has remained in restrictive territory, ZTAX has performed well, thanks to the robust underlying fundamentals of Puerto Rico’s fiscal environment. Tax revenues, which are at record levels and surpassing expectations, have acted as a tailwind for the Island’s finances. In addition, the Central Government's cash reserves, also at record highs, make the Island the most well-capitalized jurisdiction within the U.S. on a relative basis. As a result, Puerto Rico’s restructured municipal bonds have outperformed their U.S. counterparts. Additionally, the anticipation and aggressive pricing of Federal Reserve rate cuts in the second half of 2024 and throughout 2025 have supported municipal bonds more broadly. However, an increase in supply, driven by election uncertainty, has led to a rise in issuances across the municipal bond market, which has acted as a headwind. We will continue to closely monitor the fiscal and economic landscape in Puerto Rico and capitalize on any opportunities that may create shareholder value.

Line Graph [Table Text Block]
	X- Square Municipal Income ETF - $11,186	Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index - $11,390
9/30/24	$11,185.97	$11,399.02
8/31/24	$11,177.42	$11,297.41
7/31/24	$11,143.20	$11,165.79
6/30/24	$11,080.15	$11,044.62
5/31/24	$11,046.63	$10,780.92
4/30/24	$10,967.01	$10,699.74
3/31/24	$11,073.16	$10,765.83
2/29/24	$10,960.21	$10,639.46
1/31/24	$10,817.98	$10,556.51
12/31/23	$10,775.79	$10,605.74
11/30/23	$10,473.06	$10,296.48
10/31/23	$9,883.95	$9,555.76
9/30/23	$9,912.58	$9,711.32
8/31/23	$10,195.49	$10,053.09
7/31/23	$10,219.83	$10,207.89
6/30/23	$10,180.00	$10,141.78
5/31/23	$10,008.00	$9,964.95
5/18/23	$10,000.00	$10,000.00

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

X-Square Municipal Income ETF	1 Year	Since Inception
X- Square Municipal Income ETF - NAV (Incep. May 18, 2023)	12.85%	8.53%
Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index	17.38%	10.03%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 4,026,990
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 23,035
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$4,026,990 # of Portfolio Holdings13 Portfolio Turnover Rate 54% Advisory Fees Paid$23,035
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	8.74%
3-5 Years	6.49%
5-10 Years	6.88%
> 10 Years	76.95%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.784%, 07/01/2058	26.39%
Commonwealth of Puerto Rico, 4.00%, 07/01/2035	15.41%
Matching Fund Special Purpose Securitization Corp., 5.00%, 10/01/2039	11.05%
Commonwealth of Puerto Rico, 5.625%, 07/01/2027	8.74%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2047	7.12%
Commonwealth of Puerto Rico, 5.75%, 07/01/2031	6.88%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2037	6.60%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2028	6.49%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.329%, 07/01/2040	4.97%
Territory of Guam, 4.00%, 01/01/2036	2.27%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.